Vessels 2(Details) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	6 Months Ended		1 Months Ended			3 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Apr. 30, 2014 Karpasia [Member]	May 31, 2014 Frontline 2012 [Member] vessel	Apr. 30, 2014 Frontline 2012 [Member] vessel	Jun. 30, 2014 Frontline 2012 [Member] vessel	Apr. 30, 2014 Common Stock [Member] Karpasia [Member]	Apr. 30, 2014 Common Stock [Member] Frontline 2012 [Member]
Property, Plant and Equipment [Line Items]
Shares issued							3.1	15.5
Price per share							$ 12.54	$ 12.54
Purchase of vessel	$ 24,085	$ 0	$ 24,000
Capesize Newbuildings Delivered				2		3
Number of Capesize Newbuildings acquired					5